Schedule of Investments (unaudited)
March 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.
 ClearBridge Variable Large Cap Value Portfolio

(Percentages shown based on Portfolio net assets)
Security	Shares	Value
Common Stocks — 98.1%
Communication Services — 5.0%
Interactive Media & Services — 4.0%
Alphabet Inc., Class A Shares	23,949	$6,886,774
Meta Platforms Inc., Class A Shares	6,589	3,769,765
Total Interactive Media & Services		10,656,539
Wireless Telecommunication Services — 1.0%
T-Mobile US Inc.	12,900	2,709,387

Total Communication Services		13,365,926
Consumer Discretionary — 5.6%
Broadline Retail — 1.7%
Amazon.com Inc.	21,400	4,456,978 *
Hotels, Restaurants & Leisure — 1.1%
Booking Holdings Inc.	700	2,947,224
Specialty Retail — 2.8%
Home Depot Inc.	11,375	3,741,124
O’Reilly Automotive Inc.	41,500	3,830,865 *
Total Specialty Retail		7,571,989

Total Consumer Discretionary		14,976,191
Consumer Staples — 2.6%
Beverages — 1.1%
PepsiCo Inc.	18,818	2,922,247
Household Products — 1.5%
Procter & Gamble Co.	27,600	3,986,544

Total Consumer Staples		6,908,791
Energy — 8.7%
Oil, Gas & Consumable Fuels — 8.7%
Chevron Corp.	33,719	6,976,461
ConocoPhillips	51,819	6,840,108
Enterprise Products Partners LP	151,594	5,736,317
Exxon Mobil Corp.	21,100	3,579,826

Total Energy		23,132,712
Financials — 21.0%
Banks — 7.4%
Bank of America Corp.	103,750	5,057,812
JPMorgan Chase & Co.	38,242	11,249,267
PNC Financial Services Group Inc.	16,400	3,412,676
Total Banks		19,719,755
Capital Markets — 2.5%
Charles Schwab Corp.	69,047	6,489,037
Consumer Finance — 2.8%
American Express Co.	12,907	3,904,109
Capital One Financial Corp.	18,500	3,374,955
Total Consumer Finance		7,279,064
Financial Services — 3.4%
Berkshire Hathaway Inc., Class B Shares	11,268	5,399,626 *
Visa Inc., Class A Shares	12,271	3,708,787
Total Financial Services		9,108,413
See Notes to Schedule of Investments.

ClearBridge Variable Large Cap Value Portfolio 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 ClearBridge Variable Large Cap Value Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Insurance — 4.9%
Marsh & McLennan Cos. Inc.	26,580	$4,610,301
Progressive Corp.	10,306	2,043,061
Travelers Cos. Inc.	21,748	6,343,457
Total Insurance		12,996,819

Total Financials		55,593,088
Health Care — 17.6%
Health Care Equipment & Supplies — 1.5%
Becton Dickinson & Co.	25,932	4,077,289
Health Care Providers & Services — 5.6%
CVS Health Corp.	71,500	5,135,130
McKesson Corp.	6,297	5,449,172
UnitedHealth Group Inc.	15,265	4,130,556
Total Health Care Providers & Services		14,714,858
Life Sciences Tools & Services — 2.6%
Thermo Fisher Scientific Inc.	12,000	5,898,360
Waters Corp.	3,490	1,039,322 *
Total Life Sciences Tools & Services		6,937,682
Pharmaceuticals — 7.9%
AstraZeneca PLC	16,700	3,293,574
Haleon PLC, ADR	380,998	3,813,790
Johnson & Johnson	43,045	10,521,920
Roche Holding AG, ADR	65,500	3,256,005
Total Pharmaceuticals		20,885,289

Total Health Care		46,615,118
Industrials — 13.9%
Aerospace & Defense — 3.1%
Boeing Co.	11,700	2,328,651 *
RTX Corp.	30,214	5,828,281
Total Aerospace & Defense		8,156,932
Commercial Services & Supplies — 0.8%
Veralto Corp.	24,500	2,166,290
Ground Transportation — 2.9%
XPO Inc.	39,900	7,762,545 *
Industrial Conglomerates — 1.5%
Honeywell International Inc.	17,900	4,045,937
Machinery — 5.6%
Deere & Co.	9,278	5,226,297
Illinois Tool Works Inc.	9,797	2,550,061
Parker-Hannifin Corp.	7,700	6,893,348
Total Machinery		14,669,706

Total Industrials		36,801,410
Information Technology — 10.6%
Communications Equipment — 1.8%
Motorola Solutions Inc.	10,792	4,683,404
Semiconductors & Semiconductor Equipment — 7.7%
Broadcom Inc.	16,300	5,045,013
Intel Corp.	101,156	4,464,014 *
See Notes to Schedule of Investments.

ClearBridge Variable Large Cap Value Portfolio 2026 Quarterly Report

 ClearBridge Variable Large Cap Value Portfolio
(Percentages shown based on Portfolio net assets)
Security		Shares	Value

Semiconductors & Semiconductor Equipment — continued
Microchip Technology Inc.		81,900	$5,291,559
Taiwan Semiconductor Manufacturing Co. Ltd., ADR		17,000	5,745,150
Total Semiconductors & Semiconductor Equipment			20,545,736
Software — 1.1%
Microsoft Corp.		7,792	2,884,365

Total Information Technology			28,113,505
Materials — 7.8%
Chemicals — 5.8%
Air Products & Chemicals Inc.		22,970	6,672,555
Linde PLC		9,200	4,560,992
Sherwin-Williams Co.		13,200	4,231,260
Total Chemicals			15,464,807
Construction Materials — 2.0%
Martin Marietta Materials Inc.		8,888	5,232,188

Total Materials			20,696,995
Real Estate — 1.0%
Specialized REITs — 1.0%
American Tower Corp.		15,755	2,718,998

Utilities — 4.3%
Multi-Utilities — 4.3%
Sempra		51,374	4,992,012
WEC Energy Group Inc.		56,400	6,529,428

Total Utilities			11,521,440
Total Investments before Short-Term Investments (Cost — $146,182,723)			260,444,174
	Rate
Short-Term Investments — 2.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.508%	2,646,413	2,646,413 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.578%	2,646,413	2,646,413 (a)(b)

Total Short-Term Investments (Cost — $5,292,826)			5,292,826
Total Investments — 100.1% (Cost — $151,475,549)			265,737,000
Liabilities in Excess of Other Assets — (0.1)%			(286,246)
Total Net Assets — 100.0%			$265,450,754

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2026, the total market value of investments in Affiliated Companies was $2,646,413 and the cost was $2,646,413 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Variable Large Cap Value Portfolio 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Variable Large Cap Value Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

ClearBridge Variable Large Cap Value Portfolio 2026 Quarterly Report

relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$260,444,174	—	—	$260,444,174
Short-Term Investments†	5,292,826	—	—	5,292,826
Total Investments	$265,737,000	—	—	$265,737,000

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2026. The following transactions were effected in such company for the period ended March 31, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,093,350	$9,132,726	9,132,726	$7,579,663	7,579,663

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$10,871	—	$2,646,413

ClearBridge Variable Large Cap Value Portfolio 2026 Quarterly Report